Debt (Tables)	12 Months Ended
Dec. 31, 2014
Schedule Of Debt

	2014 (a)	2013	Weighted average interest rate December 31, 2014 (b)	Maturity
Unsecured
Unsecured Notes
ILFC Legacy Notes	$11,230,020	$-	6.67%	2015-2022
AerCap Aviation Notes	300,000	300,000	6.38%	2017
AerCap Trust & AerCap Ireland Capital Limited Notes	3,400,000	-	4.17%	2017-2021
Unsecured Revolving Credit Facilities
DBS revolving credit facility	-	150,000	-	2018
Citi revolving credit facility	-	-	-	2018
AIG revolving credit facility	-	-	-	2019
Other unsecured debt	53,101	73,124	5.50%	2022
Fair value adjustment	999,869	-	-
TOTAL UNSECURED	15,982,990	523,124
Secured
Export credit facilities	2,691,316	1,594,137	2.22%	2015-2025
Senior secured notes	2,550,000	-	6.94%	2016-2018
Institutional secured term loans	3,355,263	-	3.34%	2017-2021
ALS II debt	325,920	450,045	2.01%	2038
GFL securitization debt (c)	-	533,064	-	2014
AerFunding revolving credit facility (d)	887,385	967,094	2.41%	2019
AeroTurbine revolving credit agreement	302,142	-	2.67%	2019
Other secured debt	2,781,801	2,145,687	3.44%	2026
Boeing 737 800 pre-delivery payment facility	174,306	47,458	2.98%	2015
Fair value adjustment	287,227	(87,997)	-
TOTAL SECURED	13,355,360	5,649,488
Subordinated
ECAPs subordinated debt	1,000,000	-	5.12%	2065
Subordinated debt joint ventures partners	64,280	64,280	1.96%	2022
Fair value adjustment	(238)	-
TOTAL SUBORDINATED	1,064,042	64,280
	$30,402,392	$6,236,892

a)	As of the balance sheet date, we remain in compliance with the respective financial covenants across the Company’s various debt obligations.

b)

The weighted average interest rate is calculated based on the U.S. dollar LIBOR rate as of December 31, 2014, and excludes the impact of related derivative instruments which we hold to hedge our exposure to interest rates as well as any amortization of the debt issuance costs.

c)	As a result of the Genesis Funding Limited Transaction the GFL securitization debt was no longer consolidated as of December 31, 2014.

d)	As of December 31, 2014, approximately $1.27 billion was undrawn under this facility.

Schedule Of Maturities Of Debt And Capital Lease Obligations

Debt maturing
2015	$3,594,895
2016	3,937,822
2017	4,502,795
2018	3,547,336
2019	4,553,522
Thereafter	8,979,164
$29,115,534

Export Credit Facilities [Member]
Schedule Of Interest Rate Terms
	Number of aircraft	Amount outstanding December 31, 2014	Tranche	Weighted average interest rate December 31, 2014	Maturity
2003 Airbus ECA Facility	18	$263,294	Floating Rate	Three-month LIBOR + 0.33%	2015 - 2020
2004 Airbus ECA Facility (a)	58	855,048	Floating Rate	Six-month LIBOR + 1.09%	2015 - 2019
	8	183,946	Fixed Rate	4.12%	2018 - 2020
2008 Airbus ECA Facility	1	52,152	Floating Rate	Three-month LIBOR + 1.48%	2022
	16	538,392	Fixed Rate	3.20%	2015 - 2022
2009 Airbus ECA Facility	2	47,976	Floating Rate	Three-month LIBOR + 1.11%	2022
	3	72,807	Fixed Rate	4.22%	2021 - 2022
Airbus ECA Capital Markets Facilities	3	149,092	Fixed Rate	3.60%	2021
2012 Airbus ECA Facilities	3	203,764	Fixed Rate	2.29%	2018 - 2024
2012 Ex-Im Capital Markets Facility (a)	2	244,750	Fixed Rate	1.49%	2025
2010 Ex-Im Facilities	2	38,173	Fixed Rate	2.95%	2022
EDC Facilities	4	41,922	Fixed Rate	4.50%	2020
Total		$2,691,316

(a)	Legacy ILFC export credit facilities detailed further below.

AerFunding Revolving Credit Facility [Member]
Schedule Of Interest Rate Terms
Applicable
Margin
Borrowing period (a)	2.25%
Period from December 10, 2017 to December 9, 2018	3.25%
Period from December 10, 2018 to December 9, 2019	3.75%

(a)	The borrowing period is until June 9, 2015, after which the loan converts to a term loan.

Other Secured Debt [Member]
Schedule Of Interest Rate Terms

	Number of aircraft	Tranche	Amount outstanding December 31, 2014	Weighted average interest rate December 31, 2014	Maturity
SkyFunding I facility	6	Floating rate	$160,106	Three-month LIBOR plus 2.85%	2021 - 2022
	6	Fixed rate	158,954	4.43%	2017 - 2019
SkyFunding II facility	6	Floating rate	170,704	Three-month LIBOR plus 3.15%	2022 - 2023
	3	Fixed rate	81,952	4.43%	2020
Camden facility	7	Fixed rate	155,168	4.73%	2018
TUI portfolio acquisition facility	11	Floating rate	138,771	One-month LIBOR plus 1.75%	2015
StratusFunding facility	2	Floating rate	177,368	Three-month LIBOR plus 1.95%	2026
	2	Fixed rate	177,332	3.93%	2021
CieloFunding facility	3	Fixed rate	141,722	3.48%	2016
CieloFunding II facility	2	Fixed rate	80,990	2.80%	2016
Genesis Portfolio Funding facility	11	Floating rate	124,202	One-month LIBOR plus 1.75%	2015
CloudFunding facilities	5	Fixed rate	165,427	4.23%	2026
LimelightFunding facility	2	Fixed rate	179,813	4.70%	2020
Secured commercial bank financings	9	Fixed rate	213,771	4.23%	2015 - 2020
	32 (a)	Floating rate	655,521	LIBOR plus 2.70%	2015 - 2024
Total			$2,781,801

(a)	Additional 7 engines pledged as collateral in addition to the aircraft